PROPERTY, PLANT AND EQUIPMENT (Details) $ in Millions	3 Months Ended
Mar. 31, 2026 USD ($)
Significant Accounting Policies
Balance at the beginning	$ 697.8
Balance at the ending	690.9
Land
Significant Accounting Policies
Balance at the ending	38.7
Buildings and constructions
Significant Accounting Policies
Balance at the ending	348.5
Machinery and equipment
Significant Accounting Policies
Balance at the ending	251.1
Advances paid and construction in progress
Significant Accounting Policies
Balance at the ending	52.6
Initial cost
Significant Accounting Policies
Balance at the beginning	1,312.2
Additions	47.1
Disposals	19.3
Transfers	0.0
Translation differences	(30.2)
Balance at the ending	1,309.8
Initial cost | Land
Significant Accounting Policies
Balance at the beginning	39.4
Additions	0.0
Disposals	0.0
Transfers	0.0
Translation differences	(0.7)
Balance at the ending	38.7
Initial cost | Buildings and constructions
Significant Accounting Policies
Balance at the beginning	614.9
Additions	7.6
Disposals	2.9
Transfers	15.5
Translation differences	(12.4)
Balance at the ending	622.7
Initial cost | Machinery and equipment
Significant Accounting Policies
Balance at the beginning	600.8
Additions	13.1
Disposals	16.4
Transfers	6.9
Translation differences	(8.6)
Balance at the ending	595.8
Initial cost | Advances paid and construction in progress
Significant Accounting Policies
Balance at the beginning	57.1
Additions	26.4
Disposals	0.0
Transfers	(22.4)
Translation differences	(8.5)
Balance at the ending	52.6
Accumulated depreciation and impairment losses
Significant Accounting Policies
Balance at the beginning	(614.4)
Disposals	(19.2)
Depreciation during the period	36.3
Translation differences	12.6
Balance at the ending	(618.9)
Accumulated depreciation and impairment losses | Land
Significant Accounting Policies
Balance at the beginning	0.0
Disposals	0.0
Depreciation during the period	0.0
Translation differences	0.0
Balance at the ending	0.0
Accumulated depreciation and impairment losses | Buildings and constructions
Significant Accounting Policies
Balance at the beginning	(264.1)
Disposals	(2.9)
Depreciation during the period	20.5
Translation differences	7.5
Balance at the ending	(274.2)
Accumulated depreciation and impairment losses | Machinery and equipment
Significant Accounting Policies
Balance at the beginning	(350.3)
Disposals	(16.3)
Depreciation during the period	15.8
Translation differences	5.1
Balance at the ending	(344.7)
Accumulated depreciation and impairment losses | Advances paid and construction in progress
Significant Accounting Policies
Balance at the beginning	0.0
Disposals	0.0
Depreciation during the period	0.0
Translation differences	0.0
Balance at the ending	$ 0.0